TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
NOTE 7 - TAXES ON INCOME

A.	Deferred income taxes:

Deferred taxes are determined by applying the provisions of enacted tax laws and rates for the jurisdictions in which the Company operates to the estimated future tax effects of the differences between the tax basis of assets and liabilities and their reported amounts in the Company's financial statements. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that the related tax benefits will not be realized. Significant components of the Company's deferred tax assets are as follows:

	Year ended December 31,	Year ended December 31,
	2015	2014
	$ In thousands

Net Operating loss carry forward	$(133)	$(98)

Deferred tax asset before valuation allowance	45	22
Valuation allowance	(45)	(22)
Net deferred tax asset	$-	$-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future. The Company's net operating loss carry forward will begin to expire in the year 2034.

B.	Uncertain tax position:

The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and has not recorded any liability associated with unrecognized tax benefits during 2015 and 2014. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.

C.	Theoretical tax:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of the benefits from accumulated net operating losses carryforward due to the uncertainty of the realization of such tax benefits.